Reverse Stock Split - Additional Information (Details)	Apr. 23, 2024 $ / shares shares
Disclosure of classes of share capital [abstract]
Shares authorized	500,000,000
Shares after reverse stock split	25,000,000
Par value per share | $ / shares	$ 0.0001
Par value of shares after reverse stock split | $ / shares	$ 0.002
Shares issued	0